SHARE-BASED COMPENSATION - Number and Movement of Potential Shares (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares
Performance-Based RSU
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	2,526,527	2,594,327
Potential Shares, Granted (in shares)	603,023	614,555
Potential Shares, Over-performance (in shares)	924,634	526,551
Potential Shares, Vested (in shares)	(1,849,268)	(1,161,718)
Potential Shares, Forfeited (in shares)	(19,082)	(47,188)
Potential Shares, Ending balance (in shares)	2,185,834	2,526,527
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 11.71	€ 10.17
Weighted- Average Grant-Date Fair Value per Share, Granted | €	23.70	21.84
Weighted- Average Grant-Date Fair Value per Share, Over-performance | €	10.44	15.31
Weighted- Average Grant-Date Fair Value per Share, Vested | €	10.44	15.31
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	11.65	10.29
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 15.56	€ 11.71
Percentage of vesting multiplier	100.00%
Performance based shares forfeited upon departure of certain beneficiaries (in shares)	19,082
Performance based shares forfeited upon non-fulfillment of performance conditions (in shares)	0
Restricted Stock Units
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	2,148,999	2,231,911
Potential Shares, Granted (in shares)	556,360	534,499
Potential Shares, Over-performance (in shares)	0	0
Potential Shares, Vested (in shares)	(774,958)	(520,064)
Potential Shares, Forfeited (in shares)	(54,955)	(97,347)
Potential Shares, Ending balance (in shares)	1,875,446	2,148,999
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 7.79	€ 6.88
Weighted- Average Grant-Date Fair Value per Share, Granted | €	17.11	13.90
Weighted- Average Grant-Date Fair Value per Share, Over-performance | €	0	0
Weighted- Average Grant-Date Fair Value per Share, Vested | €	7.10	10.27
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	9.04	7.17
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 10.80	€ 7.79
Equity Award Plans
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	0	32,912
Potential Shares, Granted (in shares)	0	0
Potential Shares, Over-performance (in shares)	0	0
Potential Shares, Vested (in shares)	0	(32,912)
Potential Shares, Forfeited (in shares)	0	0
Potential Shares, Ending balance (in shares)	0	0
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 0	€ 8.39
Weighted- Average Grant-Date Fair Value per Share, Granted | €	0	0
Weighted- Average Grant-Date Fair Value per Share, Over-performance | €	0	0
Weighted- Average Grant-Date Fair Value per Share, Vested | €	0	8.39
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	0	0
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 0	€ 0